SHARE-BASED PAYMENTS - Schedule of movements in share awards (FY) (Details) - Options shares in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2023 $ / shares	Jan. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Number of options
Beginning balance (in shares) | shares		1,211,945	1,097,852
Number of awards granted (in shares) | shares			139,690	1,097,852
Forfeited (in shares) | shares			(25,597)
Ending balance (in shares) | shares			1,211,945	1,097,852
Vested and exercisable at December 31, 2022 (in shares) | shares			417,767
Average exercise price per share option
Beginning balance (in dollars per share)		$ 0.03	$ 0.03
Granted during the year (in dollars per share)	$ 0.03	0.03	0.03	$ 0.03
Forfeited (in dollars per share)			0.03
Ending balance (in dollars per share)			0.03	0.03
Vested and exercisable at December 31, 2022 (in dollars per share)			0.03
Average fair value per share option
Beginning balance (in dollars per share)		$ 0.22	0.23
Granted during the year (in dollars per share)			0.16	0.23
Forfeited (in dollars per share)			0.22
Ending balance (in dollars per share)			0.22	$ 0.23
Vested and exercisable at December 31, 2022 (in dollars per share)			$ 0.22